NOTES PAYABLE (Details Narrative) - USD ($)								1 Months Ended							3 Months Ended
	Apr. 02, 2021	Jul. 08, 2020	Jun. 11, 2020	Jun. 08, 2020	Jun. 05, 2020	Jun. 04, 2020	May 05, 2020	Mar. 25, 2021	Jan. 19, 2021	Nov. 30, 2020	Jul. 27, 2020	Feb. 29, 2020	Mar. 31, 2019	Feb. 19, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest rate		3.75%	8.00%	8.00%			1.00%			6.00%	9.00%			8.00%
Maturity Date		Aug. 15, 2022	Sep. 11, 2020	Sep. 08, 2020			Aug. 15, 2022				Aug. 15, 2022			Feb. 19, 2020
Promissory note issued to related party		$ 150,000	$ 10,000	$ 10,000			$ 310,000			$ 203,000	$ 300,000			$ 17,000
Accounts receivable															$ 103,685	$ 36,274	$ 0
Debt Convertible price per share									$ 1.00	$ 0.20
Additionally warrants									100,000	350,000
Aggregate principle amount								$ 1,666,667
Debt conversion face amount								777,778
Mr. Glass [Member]
Contribution for expenses and fees															26,864
Third party [Member]
Debt conversion face amount								$ 7,777,778
Agreement description								The Company entered into a 11% secured convertible promissory note with a third-party with a total commitment of $1,666,667 and the first tranche advanced on that date of $777,778. Pursuant to the agreement, the Company issued the lender 116,667 shares of common stock, 116,667 5-year warrants with an exercise price of $1.50 and 116,667 5-year warrants with an exercise price of $2.00. The note had an original issue discount of $77,778
Aggregate purchase price								$ 16,666,667
Letter Agreement [Member]
Amount paid	$ 252,875
Promissory Note [Member]
Interest rate						8.00%						9.90%	8.00%
Maturity Date						Sep. 05, 2020						Jan. 01, 2021	Mar. 31, 2020
Promissory note issued to related party						$ 20,000						$ 531,000	$ 9,300
Accounts receivable															0
Promissory Note 1 [Member]
Interest rate					8.00%							8.00%	8.00%
Maturity Date					Mar. 31, 2020							Feb. 28, 2021	Mar. 30, 2020
Promissory note issued to related party					$ 10,000							$ 60,000	$ 14,500
Accounts receivable															$ 0